Stockholders' deficit and stock-based compensation (Details) - Schedule of reserved shares of common stock for future issuance - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' deficit and stock-based compensation (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Preferred Stock warrants (in Dollars)	$ 156,745	$ 156,745
Common Stock warrants	8,219,254	8,369,254
Stock option plans:
Options and RSAs outstanding	9,759,451	5,197,616	10,691,126
Shares available for grant	697,370	11,785,727	1,528,203
Total	85,759,854	88,545,120
Series A Preferred Stock [Member]
Stockholders' deficit and stock-based compensation (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Conversion of Series	7,363,856	7,363,856
Series B Preferred Stock [Member]
Stockholders' deficit and stock-based compensation (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Conversion of Series	11,090,568	11,090,568
Series C Preferred Stock [Member]
Stockholders' deficit and stock-based compensation (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Conversion of Series	18,581,768	18,581,768
Series C-1 Preferred Stock [Member]
Stockholders' deficit and stock-based compensation (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Conversion of Series	665,428	665,428
Series C-2 Preferred Stock [Member]
Stockholders' deficit and stock-based compensation (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Conversion of Series	7,675,798	7,675,798
Series D Preferred Stock [Member]
Stockholders' deficit and stock-based compensation (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Conversion of Series	13,266,042	9,374,786
Series D-1 Preferred Stock [Member]
Stockholders' deficit and stock-based compensation (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Conversion of Series	8,283,574	8,283,574